Income Taxes (Tables)	6 Months Ended
Sep. 30, 2024
Income Taxes [Abstract]
Schedule of Income Tax Expenses

For the six months ended September 30, 2024 and 2023, income tax expenses consisted of the following:

For the six months ended September 30,
	2024 (Unaudited)	2023 (Unaudited)
Current income tax provision	$-	$-
Deferred income tax provision	-	-
Total income tax expense	$-	$-

Schedule of Deferred Income Tax Assets and Liabilities	Significant components of the Company’s deferred income tax assets and liabilities consist of follows:
	September 30, 2024 (Unaudited)	March 31, 2024
Tax loss carry forward	$931,731	$905,574
Credit loss provision for doubtful account - accounts receivable	267,230	261,656
Credit loss provision for doubtful account – prepayment, receivable and other current assets	72,363	70,854
Impairment provision for inventory	12,277	12,021
Valuation allowance for deferred tax assets	(1,283,601)	(1,250,105)
Total	$-	$-